Derivative Liability- Warrants and Redemption Put Liability - Schedule of Derivative Liabilities at Fair Value (Details) (10-K) - USD ($)	Mar. 31, 2020 [1]	Dec. 31, 2019 [2]	Dec. 31, 2018
Derivative Liability- Warrants	$ 140,877	$ 315,855
Derivative Put Liability	79,045	267,399
Fair Value, Inputs, Level 3 [Member]
Derivative Liability- Warrants	140,877	315,855
Derivative Put Liability	$ 79,045	$ 267,399

[1]	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of March 31, 2020 and December 31, 2019.
[2]	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of December 31, 2018 or 2019.